Related Party Transactions (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Due to related parties, current	$ 22,005	$ 17,253	$ 140,682
SRM LLC and NL Penn Capital, LP. [Member]
Due to related parties, current	22,005	$ 17,253	$ 140,682
SRM Entertainment Group LLC [Member]
Due from related parties,current	$ 104,000